UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/14

The following N-CSR relates only to Dreyfus High Yield Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
High Yield Fund

ANNUAL REPORT December 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
31	Financial Highlights
34	Notes to Financial Statements
49	Report of Independent Registered Public Accounting Firm
50	Important Tax Information
51	Board Members Information
53	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus HighYield Fund, covering the 12-month period from January 1, 2014, through December 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets generally defied most analysts’ expectations in 2014 as long-term interest rates fell unexpectedly in the midst of a sustained economic recovery. Although yields of 10-year U.S. Treasury securities had climbed to just over 3% by the beginning of the year, they ended 2014 at just 2.173%. Long-term bond yields were driven downward and prices higher by robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. Higher yielding market sectors, such as corporate-backed bonds, fared relatively well in the recovering economy, but they generally lagged long-term U.S. government securities for the year overall.

Many economists appear to be optimistic about the prospects for 2015. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, see the potential for a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession. Of course, stronger economic growth could create risks for fixed-income markets, including the possibility of higher short-term interest rates from the Federal Reserve Board.That’s why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through December 31, 2014, as provided by Chris Barris and Kevin Cronk, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2014, Dreyfus High Yield Fund’s Class A shares produced a total return of 1.55%, Class C shares returned 0.79%, and Class I shares returned 1.64%.1 In comparison, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 2.51% over the same period.2

Despite a sustained U.S. economic recovery throughout 2014, economic and geopolitical turmoil in overseas markets sparked a “flight to quality” over the second half of the year. Investors shifted their focus to traditional safe havens, creating selling pressure in the high yield bond market.The fund lagged its benchmark, mainly due to a relatively defensive duration management strategy in an environment of falling long-term interest rates.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.

At least 80% of the fund’s assets are invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus. Individual issues are selected based on careful credit analysis.We thoroughly analyze the business, management, and financial strength of each of the companies whose bonds we buy, then project each issuer’s ability to repay its debt.

“Flight to Quality” Determined Market Performance

By the start of 2014, evidence of an accelerating economic recovery and the Federal Reserve Board (the “Fed”)’s decision to gradually reduce its quantitative easing program drove yields of 10-year U.S. Treasury securities above 3%. However, renewed global economic concerns soon caused yields to moderate, and the Fed made clear that short-term interest rates were likely to remain near historically low

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

levels. Meanwhile, harsh winter weather dampened domestic economic activity: U.S. GDP contracted at a 2.1% annualized rate over the first quarter of 2014.

The downturn proved short lived, as economic growth rebounded at a 4.6% annualized rate during the second quarter. Labor markets continued to strengthen, and the Fed continued to taper its bond purchases until the program ended in October. While these conditions typically send long-term interest rates higher, robust investor demand for a relatively limited supply of U.S. Treasury securities kept rates low. Demand was especially strong from global investors seeking more competitive yields than were available from sovereign bonds in Europe and Japan. High yield bonds fared relatively well in this environment over the first half of 2014 as credit fundamentals improved in the recovering economy and investors reached for higher yields from lower-rated bonds.

High yield market sentiment changed markedly over the second half of the year.The U.S. economy posted a 5.0% annualized growth rate during the third quarter, but renewed economic concerns in Europe, Japan, and China caused investors to shift to a more defensive posture. Assets flowed away from high yield securities toward higher quality investments.These outflows caused investors to worry about liquidity conditions, which further damaged the asset class’s performance.The flight to quality intensified when prices of oil and other commodities plummeted during the fourth quarter, especially hurting high yield bond prices in the energy sector. Consequently, lower-rated corporate bonds produced only modestly positive absolute returns, on average, for 2014 overall. In addition, high yield bonds toward the higher end of the credit-quality spectrum generally outperformed their lower quality counterparts.

Short Duration Dampened Fund Results

We set the fund’s average duration in a relatively defensive position throughout the year, which prevented the fund from participating more fully in the benefits of falling long-term interest rates. The fund’s duration position reflected our bottom-up emphasis on high yield securities with credit ratings in the “B” and “CC” categories, which tend to offer shorter maturities.Although we endeavored to increase the fund’s average duration in this environment, opportunities to do so proved limited.

Our sector allocation and security selection strategies produced better relative results. Overweighted exposure to the packaging industry bolstered relative performance, as did underweighted positions in the hard-hit metals-and-mining, energy, and gaming industry groups. On the other hand, underweighted exposure to the utilities and automotive sectors was relatively counterproductive.

Strategies for an Improving Economic Environment

The U.S. economic recovery has gained traction despite global headwinds, creating an environment that we expect to remain supportive of companies with leveraged capital structures.Although the high yield market’s energy sector remains vulnerable to low oil prices stemming from a glut of supply, many other market sectors appear better positioned to fare well in the recovering economy. Therefore, we recently have trimmed the fund’s energy exposure, and we intend to continue to employ our longstanding, bottom-up security selection process to find opportunities among attractively valued securities from fundamentally sound issuers and industry groups.

January 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The BofA Merrill Lynch U.S. HighYield Master II Constrained Index is an unmanaged performance benchmark composed of U.S. dollar-denominated domestic andYankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted.Total allocations to an issuer are capped at 2%.The index does not reflect fees and expenses to which the fund is subject.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus
HighYield Fund on 12/31/04 to a $10,000 investment made in the BofA Merrill Lynch U.S. HighYield Master II
Constrained Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged performance benchmark composed of U.S. dollar-denominated domestic andYankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted.Total allocations to an issuer are capped at 2%. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 12/31/14
	1	Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	–3.06%		6.38%	5.65%
without sales charge	1.55%		7.38%	6.13%
Class C shares
with applicable redemption charge †	–0.17%		6.58%	5.33%
without redemption	0.79%		6.58%	5.33%
Class I shares	1.64%		7.61%	6.37%
BofA Merrill Lynch U.S. High Yield
Master II Constrained Index	2.51%		8.85%	7.62%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Fund from July 1, 2014 to December 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.71	$8.41	$3.47
Ending value (after expenses)	$966.90	$963.20	$966.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.84	$8.64	$3.57
Ending value (after expenses)	$1,020.42	$1,016.64	$1,021.68

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .70%
for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2014

		Coupon	Maturity	Principal
Bonds and Notes—94.3%		Rate (%)	Date	Amount ($)[a]		Value ($)
Aerospace & Defense—1.0%
Bombardier,
Sr. Unscd. Notes		7.75	3/15/20	4,425,000	[b,c]	4,823,250
CPI International,
Gtd. Notes		8.75	2/15/18	3,410,000	[d]	3,520,825
KLX,
Gtd. Notes		5.88	12/1/22	2,060,000	[c]	2,085,750
TransDigm,
Gtd. Notes		6.00	7/15/22	1,760,000		1,764,400
						12,194,225
Automotive—2.2%
Gates Global,
Gtd. Notes	EUR	5.75	7/15/22	1,700,000		1,907,951
Gates Global,
Gtd. Notes		6.00	7/15/22	6,250,000	[b,c]	6,016,875
Gestamp Funding Luxembourg,
Sr. Scd. Notes		5.63	5/31/20	5,125,000	[c]	5,201,875
Goodyear Tire & Rubber,
Gtd. Notes		7.00	5/15/22	885,000		960,225
MPG Holding Company,
Gtd. Notes		7.38	10/15/22	5,570,000	[c]	5,764,950
Schaeffler Finance,
Sr. Scd. Notes		7.75	2/15/17	1,100,000	[c]	1,210,000
Schaeffler Holding Finance,
Sr. Scd. Notes		6.75	11/15/22	3,950,000	[c]	4,147,500
Schaeffler Holding Finance,
Sr. Scd. Notes		6.88	8/15/18	1,315,000	[c]	1,377,463
						26,586,839
Banks—4.1%
Ally Financial,
Gtd. Notes		4.75	9/10/18	2,885,000		2,993,187
Ally Financial,
Gtd. Notes		7.50	9/15/20	4,056,000		4,765,800
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,190,000		1,520,225
Barclays,
Jr. Sub. Bonds	EUR	6.50	6/15/49	5,610,000	[d]	6,659,418
Lloyds Banking Group,
Jr. Sub. Bonds		6.27	11/29/49	4,409,000	[c,d]	4,480,646

The Fund 9

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Banks (continued)
Lloyds Banking Group,
Jr. Sub. Notes		6.66	1/29/49	3,260,000	[c,d]	3,488,200
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	10,091,000	[b,d]	10,292,820
Royal Bank of Scotland
Sub. Notes		9.50	3/16/22	1,030,000	[d]	1,172,708
Royal Bank of Scotland Group,
Jr. Sub. Notes	EUR	5.50	11/29/49	3,250,000		3,752,753
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	5,125,000		5,556,971
Royal Bank of Scotland Group,
Sub. Notes		6.13	12/15/22	3,660,000		3,989,876
						48,672,604
Building Materials—1.5%
Allegion US Holding,
Gtd. Notes		5.75	10/1/21	4,690,000		4,983,125
American Builders & Contractors
Supply, Sr. Unscd. Notes		5.63	4/15/21	3,490,000	[c]	3,516,175
Gibraltar Industries,
Gtd. Notes		6.25	2/1/21	3,240,000	[d]	3,304,800
Nortek,
Gtd. Notes		8.50	4/15/21	2,000,000		2,150,000
Ply Gem Industries,
Sr. Unscd. Notes		6.50	2/1/22	1,500,000	[c]	1,402,500
RSI Home Products,
Scd. Notes		6.88	3/1/18	2,304,000	[c]	2,419,200
						17,775,800
Cable-Satellite—7.7%
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,435,000		2,715,025
CCO Holdings,
Gtd. Notes		6.63	1/31/22	3,735,000		3,982,444
CCOH Safari,
Gtd. Notes		5.50	12/1/22	6,145,000		6,252,537
Cequel Communications Holdings I,
Sr. Unscd. Notes		6.38	9/15/20	4,490,000	[c]	4,669,600
CSC Holdings,
Sr. Unscd. Notes		6.75	11/15/21	2,550,000		2,827,312

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Cable-Satellite (continued)
Dish DBS,
Gtd. Notes	5.88	11/15/24	7,269,000	[c]	7,323,517
DISH DBS,
Gtd. Notes	6.75	6/1/21	4,740,000		5,107,350
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	3,600,000		3,978,000
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	7,040,000		7,453,600
Intelsat Luxembourg,
Gtd. Bonds	7.75	6/1/21	13,550,000	[b]	13,634,687
Numericable Group,
Sr. Scd. Bonds	6.25	5/15/24	5,640,000	[c]	5,689,350
RCN Telecom Services,
Sr. Unscd. Notes	8.50	8/15/20	5,920,000	[c]	6,127,200
Unitymedia Hessen & Co.,
Sr. Scd. Notes	7.50	3/15/19	4,235,000	[c]	4,457,337
Unitymedia KabelBW,
Gtd. Notes	6.13	1/15/25	1,600,000	[c]	1,656,000
UPCB Finance V,
Sr. Scd. Notes	7.25	11/15/21	4,225,000	[c]	4,642,219
Virgin Media Finance,
Gtd. Notes	6.00	10/15/24	1,330,000	[b,c]	1,396,500
Virgin Media Finance,
Gtd. Notes	6.38	4/15/23	5,175,000	[c]	5,446,687
Virgin Media Secured Finance,
Sr. Scd. Notes	5.38	4/15/21	1,375,000	[c]	1,426,562
Wave Holdco,
Sr. Unscd. Notes	8.25	7/15/19	1,995,000	[c]	2,014,950
					90,800,877
Chemicals—3.0%
Axalta Coating Systems/Dutch,
Gtd. Notes	7.38	5/1/21	295,000	[b,c]	314,175
Consolidated Energy Finance,
Gtd. Notes	6.75	10/15/19	6,702,000	[c]	6,584,715
Eco Services Operations,
Sr. Unscd. Notes	8.50	11/1/22	2,310,000	[c]	2,356,200
Hexion U.S. Finance,
Sr. Scd. Notes	6.63	4/15/20	3,350,000		3,299,750

The Fund 11

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Chemicals (continued)
Hexion U.S. Finance,
Sr. Scd. Notes	8.88	2/1/18	4,060,000		3,623,550
Hexion U.S. Finance,
Scd. Notes	9.00	11/15/20	2,755,000	[b]	1,997,375
INEOS Group Holdings,
Gtd. Notes	6.13	8/15/18	9,871,000	[b,c]	9,525,515
Pinnacle Operating,
Scd. Notes	9.00	11/15/20	3,420,000	[b,c]	3,531,150
Rentech Nitrogen Partners,
Scd. Notes	6.50	4/15/21	2,105,000	[c]	1,883,975
TPC Group,
Sr. Scd. Notes	8.75	12/15/20	2,580,000	[c]	2,521,950
					35,638,355
Construction Machinery—1.8%
Ahern Rentals,
Scd. Notes	9.50	6/15/18	2,980,000	[b,c]	3,099,200
Ashtead Capital,
Scd. Notes	6.50	7/15/22	4,457,000	[c]	4,757,847
H&E Equipment Services,
Gtd. Notes	7.00	9/1/22	3,245,000		3,354,519
Jurassic Holdings III,
Scd. Notes	6.88	2/15/21	7,780,000	[c]	7,274,300
NCSG Crane Rental & Heavy Haul
Services, Scd. Notes	9.50	8/15/19	3,415,000	[c]	2,936,900
					21,422,766
Consumer Cyclical Services—1.5%
Reliance Intermediate Holdings,
Sr. Scd. Notes	9.50	12/15/19	5,580,000	[c]	5,859,000
ServiceMaster,
Gtd. Notes	7.00	8/15/20	2,493,000		2,592,720
ServiceMaster,
Gtd. Notes	8.00	2/15/20	2,435,000		2,575,012
West,
Gtd. Notes	5.38	7/15/22	6,905,000	[c]	6,628,800
					17,655,532
Diversified Manufacturing—1.9%
Accudyne Industries,
Gtd. Notes	7.75	12/15/20	6,780,000	[c]	6,441,000

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Diversified Manufacturing (continued)
Dynacast International,
Scd. Notes	9.25	7/15/19	5,875,000		6,330,312
EnPro Industries,
Gtd. Notes	5.88	9/15/22	805,000	[c]	816,069
Gardner Denver,
Sr. Unscd. Notes	6.88	8/15/21	6,420,000	[b,c]	6,195,300
Griffon,
Gtd. Notes	5.25	3/1/22	3,170,000		2,979,800
					22,762,481
Electric—3.1%
AES,
Sr. Unscd. Notes	7.38	7/1/21	9,565,000		10,856,275
AES,
Sr. Unscd. Notes	8.00	6/1/20	1,045,000		1,199,137
Calpine,
Sr. Scd. Notes	6.00	1/15/22	7,029,000	[c]	7,521,030
Calpine,
Sr. Scd. Notes	7.88	1/15/23	3,000	[c]	3,322
Dynegy Finance I/II,
Sr. Scd. Notes	6.75	11/1/19	1,700,000	[c]	1,731,875
Dynegy Finance I/II,
Sr. Scd. Notes	7.38	11/1/22	3,220,000	[c]	3,280,375
Dynegy Finance I/II,
Sr. Scd. Notes	7.63	11/1/24	780,000	[c]	796,575
NRG Energy,
Gtd. Notes	6.25	7/15/22	3,650,000		3,750,375
NRG Energy,
Gtd. Notes	6.63	3/15/23	3,250,000		3,396,250
NRG Energy,
Gtd. Notes	7.88	5/15/21	4,090,000		4,427,425
					36,962,639
Energy—11.5%
Antero Resources,
Gtd. Notes	5.13	12/1/22	5,510,000	[c]	5,220,725
Bonanza Creek Energy,
Gtd. Notes	6.75	4/15/21	7,345,000		6,500,325
California Resources,
Gtd. Notes	5.50	9/15/21	4,300,000	[c]	3,698,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	6,395,000		6,171,175
Chesapeake Energy,
Gtd. Notes	5.75	3/15/23	3,300,000	[b]	3,415,500
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	7,635,000		8,150,363
Crestwood Midstream Partners,
Gtd. Notes	6.13	3/1/22	5,290,000		5,078,400
Diamondback Energy,
Gtd. Notes	7.63	10/1/21	5,926,000		5,814,887
Ferrellgas,
Sr. Unscd. Notes	6.50	5/1/21	280,000		274,400
Ferrellgas,
Sr. Unscd. Notes	6.75	1/15/22	6,686,000		6,568,995
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	1,585,000	[b]	1,596,887
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	5,395,000		5,098,275
Genesis Energy,
Gtd. Notes	5.63	6/15/24	3,370,000		3,049,850
Genesis Energy,
Gtd. Notes	5.75	2/15/21	3,540,000		3,309,900
Halcon Resources,
Gtd. Notes	9.75	7/15/20	7,300,000		5,511,500
Jones Energy Holdings,
Gtd. Notes	6.75	4/1/22	6,232,000	[c]	4,798,640
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	3,400,000		2,992,000
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	2,655,000		2,708,100
Northern Oil and Gas,
Sr. Unscd. Notes	8.00	6/1/20	5,890,000	[b]	4,491,125
Offshore Group Investment,
Sr. Scd. Notes	7.50	11/1/19	2,670,000	[b]	2,002,500
Parker Drilling,
Gtd. Notes	6.75	7/15/22	4,870,000		3,701,200
Precision Drilling,
Gtd. Notes	6.50	12/15/21	745,000		638,837
Precision Drilling,
Gtd. Notes	6.63	11/15/20	4,100,000		3,710,500

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Rex Energy,
Gtd. Notes		8.88	12/1/20	7,030,000	[b]	6,327,000
Rose Rock Midstream,
Gtd. Notes		5.63	7/15/22	5,160,000		4,850,400
Rosetta Resources,
Gtd. Notes		5.63	5/1/21	5,469,000		5,032,027
Rosetta Resources,
Gtd. Notes		5.88	6/1/22	691,000		628,810
Rosetta Resources,
Gtd. Notes		5.88	6/1/24	1,575,000	[b]	1,409,625
RSP Permian,
Gtd. Notes		6.63	10/1/22	1,285,000	[b,c]	1,201,475
Sanchez Energy,
Gtd. Notes		6.13	1/15/23	680,000	[c]	572,900
Sanchez Energy,
Gtd. Notes		7.75	6/15/21	5,350,000	[b]	5,002,250
SM Energy,
Sr. Unscd. Notes		6.13	11/15/22	2,685,000	[c]	2,530,613
Unit,
Gtd. Notes		6.63	5/15/21	7,700,000		6,930,000
Welltec,
Sr. Scd. Notes		8.00	2/1/19	8,135,000	[c]	7,646,900
						136,634,084
Environmental—1.3%
Abengoa Finance,
Gtd. Notes		7.75	2/1/20	5,882,000	[c]	5,220,275
Abengoa Finance,
Gtd. Notes		8.88	11/1/17	1,900,000	[c]	1,824,000
ADS Waste Holdings,
Gtd. Notes		8.25	10/1/20	8,410,000		8,452,050
						15,496,325
Finance Companies—3.6%
American Capital,
Sr. Unscd. Notes		6.50	9/15/18	4,265,000	[c]	4,478,250
Cabot Financial,
Sr. Scd. Notes	GBP	10.38	10/1/19	2,250,000		3,831,102
CIT Group,
Sr. Unscd. Notes		5.00	8/15/22	7,220,000		7,445,625
CIT Group,
Sr. Unscd. Notes		5.50	2/15/19	2,000,000	[c]	2,116,250

The Fund 15

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Finance Companies (continued)
Icahn Enterprises,
Gtd. Notes	5.88	2/1/22	3,150,000		3,179,531
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	7,840,000		9,466,800
International Lease Finance,
Sr. Unscd. Notes	8.63	1/15/22	2,395,000		2,978,781
Ladder Capital Finance Holdings,
Sr. Unscd. Notes	7.38	10/1/17	5,385,000		5,573,475
Provident Funding Associates,
Gtd. Notes	6.75	6/15/21	4,300,000	[b,c]	4,192,500
					43,262,314
Food & Beverages—1.0%
Anna,
Sr. Unscd. Notes	7.75	10/1/22	5,850,000	[c]	5,937,750
Post Holdings,
Gtd. Notes	7.38	2/15/22	5,900,000		5,914,750
					11,852,500
Gaming—2.4%
GLP Capital,
Gtd. Notes	5.38	11/1/23	1,884,000		1,959,360
MGM Resorts International,
Gtd. Notes	6.00	3/15/23	1,813,000		1,831,130
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	4,377,000		4,858,470
Penn National Gaming,
Sr. Unscd. Notes	5.88	11/1/21	5,495,000	[b]	5,137,825
Pinnacle Entertainment,
Gtd. Notes	6.38	8/1/21	720,000	[b]	745,200
Pinnacle Entertainment,
Gtd. Notes	7.50	4/15/21	5,230,000		5,478,373
Scientific Games International,
Gtd. Notes	10.00	12/1/22	8,810,000	[c]	8,116,212
					28,126,570
Health Care—5.5%
Amsurg,
Gtd. Notes	5.63	11/30/20	3,025,000		3,108,187
CHS/Community Health System,
Gtd. Notes	6.88	2/1/22	8,215,000		8,743,841

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care (continued)
ConvaTec Finance International,
Sr. Unscd. Notes	8.25	1/15/19	6,075,000	[c]	6,169,922
HCA,
Sr. Scd. Notes	6.50	2/15/20	4,510,000		5,064,730
HCA,
Gtd. Notes	7.50	2/15/22	7,905,000		9,051,225
HCA Holdings,
Sr. Unscd. Notes	6.25	2/15/21	3,200,000		3,416,000
Kindred Escrow Corporation II,
Sr. Scd. Notes	8.75	1/15/23	5,380,000	[c]	5,817,125
Kindred Healthcare,
Gtd. Notes	6.38	4/15/22	4,345,000	[c]	4,160,337
Physio-Control International,
Sr. Scd. Notes	9.88	1/15/19	5,199,000	[c]	5,536,935
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/22	9,085,000		10,175,200
United Surgical Partners
International, Gtd. Notes	9.00	4/1/20	4,185,000	[b]	4,514,569
					65,758,071
Home Construction—3.4%
Ashton Woods USA/Finance,
Sr. Unscd. Notes	6.88	2/15/21	5,893,000	[c]	5,627,815
Beazer Homes USA,
Gtd. Notes	5.75	6/15/19	4,775,000	[b]	4,595,937
Brookfield Residential Properties,
Gtd. Notes	6.50	12/15/20	5,435,000	[c]	5,706,750
Shea Homes Funding,
Sr. Scd. Notes	8.63	5/15/19	5,915,000		6,240,325
Taylor Morrison Communities,
Gtd. Notes	5.25	4/15/21	835,000	[c]	826,650
Taylor Morrison Communities,
Gtd. Notes	5.63	3/1/24	2,600,000	[c]	2,522,000
Taylor Morrison Communities,
Gtd. Notes	7.75	4/15/20	2,411,000	[c]	2,567,715
TRI Pointe Holdings,
Sr. Unscd. Notes	5.88	6/15/24	1,160,000	[c]	1,164,350
Weekley Homes,
Sr. Unscd. Bonds	6.00	2/1/23	5,492,000		5,244,860

The Fund 17

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Home Construction (continued)
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	5,290,000		5,726,425
						40,222,827
Industrial Services—3.1%
Aecom Technology,
Gtd. Notes		5.75	10/15/22	3,172,000	[c]	3,251,300
Algeco Scotsman Global Finance,
Sr. Scd. Notes		8.50	10/15/18	4,355,000	[b,c]	4,224,350
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	2,125,000	[b]	2,630,556
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	5,130,000	[b,c]	4,437,450
Galapagos Holding,
Sr. Scd. Notes	EUR	7.00	6/15/22	5,750,000	[c]	6,435,970
Hillman Group,
Sr. Unscd. Notes		6.38	7/15/22	5,100,000	[c]	4,921,500
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	3,401,000		3,571,050
StoneMor Partners,
Gtd. Bonds		7.88	6/1/21	2,645,000		2,711,125
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	4,655,000	[c]	4,701,550
						36,884,851
Insurance—2.1%
Hockey Merger Sub 2,
Sr. Unscd. Notes		7.88	10/1/21	4,755,000	[c]	4,743,113
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	7,755,000	[c]	7,716,225
USI,
Sr. Unscd. Notes		7.75	1/15/21	7,865,000	[c]	7,707,700
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	4,630,000	[c]	4,647,363
						24,814,401
Media/Entertainment—3.5%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		6.50	11/15/22	4,265,000		4,414,275

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Media/Entertainment (continued)
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. A	7.63	3/15/20	625,000		651,563
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	2,460,000	[b]	2,601,450
Cumulus Media Holdings,
Gtd. Notes	7.75	5/1/19	3,150,000	[b]	3,193,313
Gray Television,
Gtd. Notes	7.50	10/1/20	6,290,000		6,510,150
iHeartCommunications,
Sr. Scd. Notes	9.00	12/15/19	3,935,000		3,890,731
iHeartCommunications,
Gtd. Notes	14.00	2/1/21	4,101,257	[b]	3,357,904
Lamar Media,
Gtd. Notes	5.38	1/15/24	4,105,000		4,248,675
Nexstar Broadcasting,
Gtd. Notes	6.88	11/15/20	3,025,000	[b]	3,153,563
Sinclair Television Group,
Gtd. Notes	5.63	8/1/24	4,740,000	[c]	4,609,650
Sinclair Television Group,
Gtd. Notes	6.38	11/1/21	2,105,000		2,178,675
Townsquare Radio,
Gtd. Notes	9.00	4/1/19	2,200,000	[c]	2,354,000
					41,163,949
Metals & Mining—3.1%
ArcelorMittal,
Sr. Unscd. Bonds	10.35	6/1/19	3,767,000	[d]	4,562,779
Calcipar,
Sr. Scd. Notes	6.88	5/1/18	5,540,000	[c]	5,595,400
Consol Energy,
Gtd. Notes	5.88	4/15/22	4,015,000	[c]	3,754,025
FMG Resources (August 2006),
Gtd. Notes	8.25	11/1/19	5,476,000	[b,c]	5,003,695
Global Brass & Copper,
Sr. Scd. Notes	9.50	6/1/19	2,745,000		2,978,325
Murray Energy,
Sr. Scd. Notes	8.63	6/15/21	4,800,000	[c]	4,608,000

The Fund 19

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Metals & Mining (continued)
Ryerson,
Sr. Scd. Notes	9.00	10/15/17	5,575,000		5,742,250
Steel Dynamics,
Gtd. Notes	5.13	10/1/21	3,915,000	[c]	3,988,406
					36,232,880
Packaging—5.4%
AEP Industries,
Sr. Unscd. Notes	8.25	4/15/19	3,020,000		3,065,300
Albea Beauty Holdings,
Sr. Scd. Notes	8.38	11/1/19	9,092,000	[c]	9,592,060
Ardagh Finance Holdings,
Sr. Unscd. Notes	8.63	6/15/19	6,764,107	[b,c]	6,696,466
Ardagh Packaging Finance,
Gtd. Notes	6.75	1/31/21	7,750,000	[b,c]	7,730,625
Beverage Packaging Holdings II,
Gtd. Notes	6.00	6/15/17	3,350,000	[c]	3,274,625
BWAY Holding,
Sr. Unscd. Notes	9.13	8/15/21	9,715,000	[c]	9,763,575
Reynolds Group,
Gtd. Notes	8.25	2/15/21	2,400,000	[d]	2,472,000
Reynolds Group,
Gtd. Notes	8.50	5/15/18	6,355,000	[d]	6,513,875
Reynolds Group,
Gtd. Notes	9.00	4/15/19	1,200,000		1,248,000
Reynolds Group,
Gtd. Notes	9.88	8/15/19	6,510,000		6,933,150
Signode Industrial Group,
Sr. Unscd. Notes	6.38	5/1/22	6,740,000	[c]	6,605,200
					63,894,876
Paper—.7%
Mercer International,
Gtd. Notes	7.75	12/1/22	4,295,000	[c]	4,359,425
Sappi Papier Holding,
Sr. Scd. Notes	6.63	4/15/21	1,570,000	[c]	1,617,100
Sappi Papier Holding,
Sr. Scd. Notes	7.75	7/15/17	1,075,000	[c]	1,155,625

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Paper (continued)
Sappi Papier Holding,
Sr. Scd. Notes	8.38	6/15/19	895,000	[c]	962,125
					8,094,275
Pharmaceuticals—2.0%
Capsugel,
Sr. Unscd. Notes	7.00	5/15/19	6,164,000	[c]	6,237,198
JLL/Delta Dutch Newco,
Sr. Unscd. Notes	7.50	2/1/22	4,890,000	[c]	4,981,688
Valeant Pharmaceuticals
International, Gtd. Notes	5.63	12/1/21	385,000	[c]	388,850
Valeant Pharmaceuticals
International, Gtd. Notes	6.38	10/15/20	2,700,000	[c]	2,831,625
Valeant Pharmaceuticals
International, Gtd. Notes	6.75	8/15/18	6,935,000	[c]	7,394,582
Valeant Pharmaceuticals
International, Gtd. Notes	6.75	8/15/21	1,440,000	[c]	1,510,200
					23,344,143
Retailers—1.2%
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	4,730,000	[b,c]	4,274,738
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	5,340,000	[b,c]	5,673,750
Neiman Marcus Group,
Gtd. Notes	8.75	10/15/21	3,905,000	[b,c]	4,158,825
					14,107,313
Technology—5.7%
Alcatel-Lucent USA,
Sr. Unscd. Debs	6.45	3/15/29	3,955,000		3,796,800
Alcatel-Lucent USA,
Gtd. Notes	6.75	11/15/20	3,060,000	[b,c]	3,245,130
Amkor Technology,
Sr. Unscd. Notes	6.38	10/1/22	4,333,000		4,203,010
Amkor Technology,
Sr. Unscd. Notes	6.63	6/1/21	519,000		516,405
Audatex North America,
Gtd. Notes	6.00	6/15/21	1,920,000	[c]	1,987,200

The Fund 21

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Technology (continued)
Audatex North America,
Gtd. Notes	6.13	11/1/23	1,040,000	[c]	1,079,000
CDW Finance,
Gtd. Bonds	6.00	8/15/22	4,570,000		4,741,375
CDW Finance,
Gtd. Notes	8.50	4/1/19	678,000		717,833
Ceridian HCM Holding,
Sr. Unscd. Notes	11.00	3/15/21	1,345,000	[b,c]	1,476,353
CommScope Holdings,
Sr. Unscd. Notes	6.63	6/1/20	6,186,000	[b,c]	6,402,510
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	3,140,000	[c]	3,275,020
Eagle Midco,
Sr. Unscd. Notes	9.00	6/15/18	1,590,000	[c]	1,633,725
Epicor Software,
Gtd. Notes	8.63	5/1/19	4,410,000		4,652,550
First Data,
Sr. Scd. Notes	6.75	11/1/20	442,000	[c]	472,940
First Data,
Scd. Notes	8.25	1/15/21	1,979,000	[c]	2,127,425
First Data,
Scd. Notes	8.75	1/15/22	3,000,000	[c]	3,240,000
First Data,
Gtd. Notes	10.63	6/15/21	1,346,000		1,531,075
First Data,
Gtd. Notes	11.25	1/15/21	1,363,000	[d]	1,550,413
First Data,
Gtd. Notes	11.75	8/15/21	6,440,000		7,422,100
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	4,445,000	[b,c]	4,378,325
Micron Technology,
Sr. Unscd. Notes	5.88	2/15/22	2,500,000	[c]	2,631,250
Sensata Technologies,
Gtd. Notes	5.63	11/1/24	1,165,000	[c]	1,210,872
Sophia,
Gtd. Notes	9.75	1/15/19	1,690,000	[c]	1,810,413

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Technology (continued)
Sophia Holding Finance,
Gtd. Notes	9.63	12/1/18	3,920,000	[c]	3,954,300
					68,056,024
Transportation Services—2.2%
Marquette Transportation Finance,
Scd. Notes	10.88	1/15/17	8,115,000		8,399,025
Navios Maritime Acquisition,
Sr. Scd. Notes	8.13	11/15/21	6,265,000	[c]	6,139,700
Navios Maritime Holdings Finance,
Sr. Scd. Notes	7.38	1/15/22	4,287,000	[c]	3,944,040
Navios South American Logistics,
Gtd. Notes	7.25	5/1/22	6,815,000	[c]	6,772,406
XPO Logistics,
Sr. Unscd. Notes	7.88	9/1/19	1,125,000	[c]	1,181,250
					26,436,421
Wireless Communications—5.7%
Altice,
Sr. Scd. Notes	7.75	5/15/22	6,195,000	[c]	6,222,103
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	2,200,000	[c]	2,051,500
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	9,130,000	[c]	8,901,750
Sprint,
Gtd. Notes	7.25	9/15/21	2,609,000		2,599,216
Sprint Communications,
Gtd. Notes	7.00	3/1/20	3,870,000	[c]	4,198,950
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	5,055,000		5,080,275
Sprint Communications,
Gtd. Notes	9.00	11/15/18	5,185,000	[c]	5,910,382
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	2,525,000		3,048,938
T-Mobile USA,
Gtd. Notes	6.50	1/15/24	6,320,000		6,493,800
T-Mobile USA,
Gtd. Notes	6.63	4/28/21	3,080,000		3,172,400

The Fund 23

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Wireless Communications (continued)
T-Mobile USA,
Gtd. Notes	6.73	4/28/22	3,735,000		3,861,056
T-Mobile USA,
Gtd. Notes	6.84	4/28/23	4,080,000		4,227,900
Wind Acquisition Finance,
Sr. Scd. Notes	6.50	4/30/20	2,645,000	[c]	2,714,431
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	9,390,000	[c]	8,885,757
					67,368,458
Wireline Communications—3.1%
CenturyLink,
Sr. Unscd. Notes, Ser. V	5.63	4/1/20	3,735,000		3,889,069
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	4,605,000	[b]	5,059,744
Frontier Communications,
Sr. Unscd. Notes	6.25	9/15/21	3,270,000	[b]	3,294,525
Frontier Communications,
Sr. Unscd. Notes	7.13	1/15/23	1,005,000		1,027,613
Frontier Communications,
Sr. Unscd. Notes	7.63	4/15/24	1,865,000		1,930,275
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	3,550,000		3,984,875
Level 3 Financing,
Gtd. Notes	7.00	6/1/20	900,000		952,875
Level 3 Financing,
Gtd. Notes	8.63	7/15/20	3,100,000		3,359,625
Sable International Finance,
Sr. Scd. Notes	8.75	2/1/20	4,990,000	[c]	5,439,100
Telecom Italia Capital,
Gtd. Notes	6.00	9/30/34	2,705,000		2,718,525

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]			Value ($)
Wireline Communications (continued)
Windstream,
Gtd. Notes	7.75	10/15/20	3,740,000	[b]		3,870,900
Windstream,
Gtd. Notes	7.75	10/1/21	1,065,000			1,091,625
						36,618,751
Total Bonds and Notes
(cost $1,141,649,895)						1,118,841,151

Floating Rate Loan Interests—1.2%
Construction Machinery—.4%
Neff Rental,
Second Lien Closing Date Loan	7.25	5/21/21	4,790,000	[d]		4,810,956
Energy—.5%
Templar Energy,
Second Lien Term Loan	8.50	11/25/20	7,500,000	[d]		5,422,500
Finance Companies—.0%
TransFirst,
Second Lien Term Loan	9.00	11/11/22	500,000	[d]		495,158
Health Care—.3%
Onex Carestream Finance,
Second Lien Term Loan	9.50	12/5/19	3,300,000	[d]		3,288,318
Total Floating Rate Loan Interests
(cost $15,870,297)						14,016,932

Preferred Stocks—.6%			Shares			Value ($)
Banks
GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $6,472,746)			248,504		[d]	6,555,536

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Common Stocks—.1%	Shares	Value ($)
Metals & Mining
Global Brass & Copper Holdings
(cost $1,687,151)	101,940	1,341,530

Other Investment—2.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,426,608)	27,426,608 [e]	27,426,608

Investment of Cash Collateral
for Securities Loaned—6.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $73,910,827)	73,910,827 [e]	73,910,827

Total Investments (cost $1,267,017,524)	104.7%	1,242,092,584
Liabilities, Less Cash and Receivables	(4.7%)	(55,202,262)
Net Assets	100.0%	1,186,890,322

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound
b Security, or portion thereof, on loan.At December 31, 2014, the value of the fund’s securities on loan was
$136,001,370 and the value of the collateral held by the fund was $141,167,110, consisting of cash collateral of
$73,910,827 and U.S. Government and Agency securities valued at $67,256,283.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2014, these securities were valued at $545,691,479 or 46.0% of net assets.
d Variable rate security—interest rate subject to periodic change.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	94.3	Preferred Stocks	.6
Money Market Investments	8.5	Common Stocks	.1
Bank Loans	1.2		104.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at
$136,001,370)—Note 1(c):
Unaffiliated issuers	1,165,680,089	1,140,755,149
Affiliated issuers	101,337,435	101,337,435
Cash denominated in foreign currencies	1,496,180	1,461,656
Dividends, interest and securities lending income receivable		21,452,922
Receivable for investment securities sold		4,183,306
Receivable for shares of Beneficial Interest subscribed		901,550
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		891,309
		1,270,983,327
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		858,278
Cash overdraft due to Custodian		2,167,312
Liability for securities on loan—Note 1(c)		73,910,827
Payable for shares of Beneficial Interest redeemed		7,136,540
Payable for investment securities purchased		5,468
Accrued expenses		14,580
		84,093,005
Net Assets ($)		1,186,890,322
Composition of Net Assets ($):
Paid-in capital		1,262,754,204
Accumulated undistributed investment income—net		883,285
Accumulated net realized gain (loss) on investments		(52,673,739)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(24,073,428)
Net Assets ($)		1,186,890,322

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	212,966,634	89,181,830	884,741,858
Shares Outstanding	33,038,987	13,830,484	137,134,810
Net Asset Value Per Share ($)	6.45	6.45	6.45

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Income ($):
Income:
Interest	94,535,358
Income from securities lending—Note 1(c)	485,974
Dividends:
Unaffiliated issuers	396,711
Affiliated issuers	43,028
Total Income	95,461,071
Expenses:
Management fee—Note 3(a)	10,616,363
Distribution/Service Plan fees—Note 3(b)	1,702,074
Trustees’ fees—Notes 3(a,c)	112,687
Loan commitment fees—Note 2	14,484
Total Expenses	12,445,608
Less—Trustees’ fees reimbursed by the Manager—Note 3(a)	(112,687)
Net Expenses	12,332,921
Investment Income—Net	83,128,150
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	39,319,886
Net realized gain (loss) on forward foreign currency exchange contracts	2,954,890
Net Realized Gain (Loss)	42,274,776
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(99,762,873)
Net unrealized appreciation (depreciation) on forward
foreign currency exchange transactions	2,296,048
Net Unrealized Appreciation (Depreciation)	(97,466,825)
Net Realized and Unrealized Gain (Loss) on Investments	(55,192,049)
Net Increase in Net Assets Resulting from Operations	27,936,101

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013
Operations ($):
Investment income—net	83,128,150	85,908,163
Net realized gain (loss) on investments	42,274,776	27,109,226
Net unrealized appreciation
(depreciation) on investments	(97,466,825)	(4,999,953)
Net Increase (Decrease) in Net Assets
Resulting from Operations	27,936,101	108,017,436
Dividends to Shareholders from ($):
Investment income—net:
Class A	(16,080,012)	(19,921,327)
Class C	(5,121,564)	(6,119,236)
Class I	(68,890,667)	(65,650,917)
Net realized gain on investments:
Class A	(261,865)	—
Class C	(105,859)	—
Class I	(1,156,372)	—
Total Dividends	(91,616,339)	(91,691,480)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	70,107,848	115,865,295
Class C	6,229,546	7,459,587
Class I	610,213,886	509,057,464
Dividends reinvested:
Class A	13,870,490	16,644,149
Class C	3,075,352	3,646,392
Class I	28,938,743	24,974,920
Cost of shares redeemed:
Class A	(180,163,364)	(176,615,181)
Class C	(21,649,290)	(30,451,410)
Class I	(856,064,558)	(301,952,485)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(325,441,347)	168,628,731
Total Increase (Decrease) in Net Assets	(389,121,585)	184,954,687
Net Assets ($):
Beginning of Period	1,576,011,907	1,391,057,220
End of Period	1,186,890,322	1,576,011,907
Undistributed investment income—net	883,285	1,707,127

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2014	2013
Capital Share Transactions:
Class Aa
Shares sold	10,389,985	17,322,009
Shares issued for dividends reinvested	2,055,384	2,484,259
Shares redeemed	(26,862,894)	(26,368,580)
Net Increase (Decrease) in Shares Outstanding	(14,417,525)	(6,562,312)
Class Ca
Shares sold	917,852	1,110,797
Shares issued for dividends reinvested	456,325	544,461
Shares redeemed	(3,212,962)	(4,534,845)
Net Increase (Decrease) in Shares Outstanding	(1,838,785)	(2,879,587)
Class I
Shares sold	90,734,119	76,084,584
Shares issued for dividends reinvested	4,287,999	3,727,746
Shares redeemed	(128,359,258)	(45,318,990)
Net Increase (Decrease) in Shares Outstanding	(33,337,140)	34,493,340

a During the period ended December 31, 2013, 565,705 Class C shares representing $3,877,652 were exchanged for 566,908 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Class A	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	6.74	6.67	6.21	6.62	6.48
Investment Operations:
Investment income—net[a]	.36	.38	.41	.49	.59
Net realized and unrealized
gain (loss) on investments	(.25)	.10	.48	(.40)	.17
Total from Investment Operations	.11	.48	.89	.09	.76
Distributions:
Dividends from investment income—net	(.39)	(.41)	(.43)	(.50)	(.62)
Dividends from net realized
gain on investments	(.01)	—	—	—	—
Total Distributions	(.40)	(.41)	(.43)	(.50)	(.62)
Net asset value, end of period	6.45	6.74	6.67	6.21	6.62
Total Return (%)[b]	1.55	7.49	14.74	1.33	12.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	.96	.96	.96	.96
Ratio of net expenses
to average net assets	.95	.95	.95	.95	.95
Ratio of net investment income
to average net assets	5.35	5.79	6.35	7.50	9.05
Portfolio Turnover Rate	72.20	46.05	51.72	75.87	70.07
Net Assets, end of period ($ x 1,000)	212,967	319,981	360,128	338,800	346,594

a	Based on average shares outstanding.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Class C	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	6.74	6.67	6.21	6.62	6.48
Investment Operations:
Investment income—net[a]	.31	.34	.36	.44	.54
Net realized and unrealized
gain (loss) on investments	(.25)	.09	.48	(.40)	.18
Total from Investment Operations	.06	.43	.84	.04	.72
Distributions:
Dividends from investment income—net	(.34)	(.36)	(.38)	(.45)	(.58)
Dividends from net realized
gain on investments	(.01)	—	—	—	—
Total Distributions	(.35)	(.36)	(.38)	(.45)	(.58)
Net asset value, end of period	6.45	6.74	6.67	6.21	6.62
Total Return (%)[b]	.79	6.69	13.89	.58	11.66
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	1.71	1.71	1.71	1.71
Ratio of net expenses
to average net assets	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	4.61	5.05	5.60	6.76	8.31
Portfolio Turnover Rate	72.20	46.05	51.72	75.87	70.07
Net Assets, end of period ($ x 1,000)	89,182	105,686	123,693	118,706	128,173

a	Based on average shares outstanding.
b	Exclusive of sales charge.

See notes to financial statements.

		Year Ended December 31,
Class I	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	6.75	6.67	6.22	6.62	6.49
Investment Operations:
Investment income—net[a]	.38	.40	.43	.50	.60
Net realized and unrealized
gain (loss) on investments	(.26)	.11	.47	(.38)	.17
Total from Investment Operations	.12	.51	.90	.12	.77
Distributions:
Dividends from investment income—net	(.41)	(.43)	(.45)	(.52)	(.64)
Dividends from net realized
gain on investments	(.01)	—	—	—	—
Total Distributions	(.42)	(.43)	(.45)	(.52)	(.64)
Net asset value, end of period	6.45	6.75	6.67	6.22	6.62
Total Return (%)	1.64	7.92	14.84	1.74	12.59
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	.71	.71	.71	.71
Ratio of net expenses
to average net assets	.70	.70	.70	.70	.70
Ratio of net investment income
to average net assets	5.59	6.03	6.57	7.73	9.26
Portfolio Turnover Rate	72.20	46.05	51.72	75.87	70.07
Net Assets, end of period ($ x 1,000)	884,742	1,150,345	907,236	576,790	543,899
a Based on average shares outstanding.
See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS

NOTE 1-Significant Accounting Policies:

Dreyfus High Yield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S.Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	1,118,841,151	—	1,118,841,151
Equity Securities —
Domestic
Common Stocks†	1,341,530	—	—	1,341,530
Floating Rate
Loan Interests†	—	14,016,932	—	14,016,932
Preferred Stocks†	—	6,555,536	—	6,555,536
Mutual Funds	101,337,435	—	—	101,337,435
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	891,309	—	891,309

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At December 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended December 31, 2014, The Bank of New York Mellon earned $124,296 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013($)	Purchases ($)	Sales ($)	12/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	50,198,663	791,705,081	814,477,136	27,426,608	2.3
Dreyfus
Institutional
Cash
Advantage
Fund	74,905,922	449,457,194	450,452,289	73,910,827	6.2
Total	125,104,585	1,241,162,275	1,264,929,425	101,337,435	8.5

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in out-

look for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared daily and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

Each tax year in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $883,285, accumulated capital losses $41,585,235 and unrealized depreciation $31,342,035. In addition, the fund had $3,819,897 of capital losses realized after October 31, 2014, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2014. If not applied, $17,792,236 of the carryover expires in fiscal year 2016 and $23,792,999 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2014 and December 31, 2013 were as follows: ordinary income $91,616,339 and $91,691,480, respectively.

During the period ended December 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for consent fees, amortization of premiums, dividend reclassification and foreign currency transactions, the fund increased accumulated undistributed investment income-net by $6,140,251 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund (excluding brokerage commissions, taxes, interest expense, commitment fees on borrowings, Rule 12b-1 Distribution Plan fees, Service Plan fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses). In addition, the Manager is

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended December 31, 2014, Trustees’ fees reimbursed by the Manager amounted to $112,687.

During the period ended December 31, 2014, the Distributor retained $16,123 from commissions earned on sales of the fund’s Class A shares and $894 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at the annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended December 31, 2014, Class A and Class C shares were charged $692,127 and $757,460, respectively, pursuant to their Distribution Plans. During the period ended December 31, 2014, Class C shares were charged $252,487 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

$742,198, Distribution Plans fees $103,646 and Service Plan fees $19,079 which are offset against an expense reimbursement currently in effect in the amount of $6,645.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended December 31, 2014, amounted to $1,043,088,821 and $1,337,985,061, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients.The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (LIBOR) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year.The fund may invest in multiple series or tranches of a loan.A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to,

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at December 31, 2014:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
British Pound,
Expiring:
1/30/2015[a]	1,300,000	2,038,541	2,025,711	12,830
1/30/2015[b]	2,055,000	3,223,112	3,202,182	20,930
Euro,
Expiring:
1/30/2015[a]	5,505,000	6,919,219	6,663,520	255,699
1/30/2015[b]	4,815,000	6,024,132	5,828,309	195,823
1/30/2015[c]	3,340,000	4,193,016	4,042,898	150,118
1/30/2015[d]	5,535,000	6,955,742	6,699,833	255,909
				891,309

Counterparties:

a	Barclays Bank
b	Goldman Sachs International
c	Commonwealth Bank of Australia
d	Morgan Stanley Capital Services

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2014, derivative assets (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)
Forward contracts	891,309
Total gross amount of derivative assets
in the Statement of Assets and Liabilities	891,309
Derivatives not subject to Master Agreements	—
Total gross amount of assets
subject to Master Agreements	891,309

The following table presents derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received, if any, as of December 31, 2014:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)[2]	Assets ($)
Barclays Bank	268,529	—	(88,000)	180,529
Commonwealth Bank
of Australia	150,118	—	—	150,118
Goldman Sachs
International	216,753	—	(216,753)	—
Morgan Stanley
Capital Services	255,909	—	—	255,909
Total	891,309	—	(304,753)	586,556

1	Absent a default event or early termination, OTC derivative assets are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2014:

Average Market Value ($)
Forward contracts	63,359,726

At December 31, 2014, the cost of investments for federal income tax purposes was $1,273,394,822; accordingly, accumulated net unrealized depreciation on investments was $31,302,238, consisting of $16,665,888 gross unrealized appreciation and $47,968,126 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
The Dreyfus/Laurel Funds Trust

We have audited the accompanying statement of assets and liabilities of Dreyfus High Yield Fund (the “Fund”), a series of The Dreyfus/Laurel Funds Trust, including the statement of investments as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus HighYield Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 27, 2015

The Fund 49

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund designates the maximum amount allowable but not less than 74.95% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $.0075 as a short-term capital gain dividend paid on December 8, 2014 in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1999)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Francine J. Bovich (63)
Board Member (2011)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 46
———————
Kenneth A. Himmel (68)
Board Member (1994)
Principal Occupation During Past 5Years:
• President and CEO, Related Urban Development, a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 32

The Fund 51

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Stephen J. Lockwood (67)
Board Member (1994)
Principal Occupation During Past 5Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)
No. of Portfolios for which Board Member Serves: 32
———————
Roslyn M. Watson (65)
Board Member (1994)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 70
———————
Benaree Pratt Wiley (68)
Board Member (1998)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 70
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James M. Fitzgibbons, Emeritus Board Member
J.Tomlinson Fort, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 53

OFFICERS OF THE FUND (Unaudited) (continued)

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $54,950 in 2013 and $56,060 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $4,210 in 2013 and $4,340 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,350 in 2013 and $2,400 in 2014. These services consisted of the review or preparation of U.S. federal, state, local and excise tax returns. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $0 in 2014.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $13,916,529 in 2013 and $14,825,742 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 24, 2015